Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.2%)
U.S. Government Securities (2.2%)
	United States Treasury Note/Bond	3.875%	1/15/26	35,000	35,016
[1]	United States Treasury Note/Bond	4.250%	1/31/26	35,000	35,186
[2,3]	United States Treasury Note/Bond	4.625%	3/15/26	30,000	30,361
Total U.S. Government and Agency Obligations (Cost $100,490)					100,563
Asset-Backed/Commercial Mortgage-Backed Securities (25.8%)
[4]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	1,662	1,650
[4]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	1,990	2,016
[4]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	6,430	6,508
[4]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	4,080	4,071
[4,5]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	3,240	3,259
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/32	880	894
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	584	592
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	584	592
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	323	326
[4]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	9,350	9,283
[4]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	11,420	11,359
[4]	AmeriCredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	5,930	5,966
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	4,850	4,905
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	4,000	4,076
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/29	8,590	8,741
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	2,200	2,197
[4,5]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	51	51
[4,5]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	1,387	1,391
[4,5]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	4,448	4,499
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	3,020	3,042
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/33	2,260	2,287
[4,5]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	496
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	8,390	8,333
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	4,640	4,563
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	2,790	2,704
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	480	485
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	150	151
[4]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	11,560	11,481
[4]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	4,480	4,514
[4,5]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	3,801	3,814
[4,5]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	5,130	5,201
[4,5]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	5,220	5,327
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	1,350	1,370
[4]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	7,700	7,773
[4]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	11,090	11,197
[4]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	1,987	1,973
[4,5]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/28	3,480	3,552
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	1,500	1,509
[4]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	1,981	1,986
[4]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	650	645
[4]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	6,240	6,285
[4]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	734	729
[4,5]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	1,641	1,669
[4,5]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/32	6,000	6,034
[4,5]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	4,201	4,221
[4,5]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	3,290	3,349
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	1,915	1,932
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	4,960	5,043
[4,5]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	2,831	2,864
[4]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	5,630	5,690
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	4,510	4,576
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	7,500	7,630
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	7,540	7,622
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	8,460	8,602

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	692	693
[4]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	3,673	3,689
[4]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	3,587	3,595
[4]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	4,008	3,962
[4,5]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	4,294	4,311
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	5,590	5,621
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	2,540	2,567
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	7,120	7,235
[4,5]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	1,390	1,413
[4]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,551
[4]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	14,695	14,589
[4,5]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	1,388	1,395
[4,5]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	766	767
[4,5]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/27	1,390	1,403
[4,5]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	1,746	1,749
[4,5]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	3,190	3,195
[4,5]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	2,810	2,833
[4,5]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,043	1,039
[4]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	8,460	8,511
[4]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	7,400	7,397
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	4,060	4,111
[4]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	4,620	4,615
[4,5]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	1,302	1,307
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	213	212
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	3,198	3,215
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	3,072	3,101
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	5,837	5,966
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	2,090	2,110
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	3,090	3,125
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/27	1,710	1,728
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	6.280%	5/25/44	1,862	1,862
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.980%	7/25/43	850	853
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.330%	1/25/44	6,586	6,589
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	6.380%	2/25/44	1,138	1,139
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	6.393%	9/25/44	2,330	2,330
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2021-R02, SOFR30A + 0.900%	6.247%	11/25/41	399	399
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.213%	9/25/43	2,693	2,712
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A +1.00%	6.336%	7/25/44	2,297	2,297
[4]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	13,130	13,316
[4]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	9,630	9,712
[4]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	8,110	8,172
[4]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	870	884
[4]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	720	729
[4]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	3,360	3,430
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	3,190	3,238
[4]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	715	715
[4,5]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	6,770	6,736
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	13,550	13,408
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	15,900	15,344
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	3,580	3,589
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	3,580	3,623
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,601
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,969
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	13,980	13,542
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	16,110	16,271
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	6.147%	10/25/41	269	269
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	6.697%	2/25/44	5,566	5,575
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	6.547%	5/25/44	5,733	5,732
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	6.597%	3/25/44	2,703	2,707
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR 30A + 1.200%	6.480%	8/25/44	3,718	3,721
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	2,698	2,701
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	2,500	2,506
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	4,500	4,534
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	8,430	8,514
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	670	674
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	2,750	2,787
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/28	3,270	3,345
[4,8]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	2,680	2,675
[4]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	2,020	2,058
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	14,850	15,057

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	1,720	1,759
[4,8]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	3,550	3,544
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	380	386
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	2,740	2,775
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	3,150	3,205
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	1,330	1,355
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/26	5,830	5,860
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/27	4,090	4,133
[4,5]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	3,076	3,089
[4]	Harley-Davidson Motorcycle Trust Class A2 Series 2023-B	5.920%	12/15/26	3,710	3,723
[4]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	331	331
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	516	513
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/29	7,220	7,369
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	9,130	9,047
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	3,500	3,518
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	2,640	2,661
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	12,000	12,172
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	3,470	3,551
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	5,280	5,373
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	10,460	10,689
[4,5]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	3,494	3,511
[4,5]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	689	688
[4,5]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	1,420	1,440
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	6,690	6,748
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/31	2,090	2,126
[4,5]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	1,370	1,387
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	1,160	1,185
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	1,930	1,956
[4,5]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	5,640	5,755
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	2,323	2,361
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	4,280	4,289
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	1,640	1,653
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/27	7,750	7,882
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	12,230	12,214
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	3,040	3,056
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/28	1,550	1,582
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/28	14,175	14,377
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	2,100	2,146
[4]	Hyundai Auto Receivables Trust Class A2A Series 2023-C	5.800%	1/15/27	6,063	6,091
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	3,600	3,604
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	2,330	2,365
[4]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	4,000	4,027
[4,5]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	129	128
[4,5]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	3,302	3,315
[4,5]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	13,480	13,560
[4,5]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	2,947	2,935
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	2,610	2,628
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/28	3,330	3,387
[4,5]	Master Credit Card Trust II Class A Series 2022-1A	1.660%	7/21/26	6,720	6,654
[4,5,7]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	6.091%	1/21/28	9,950	9,981
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	8,660	8,671
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/28	5,070	5,181
[4,5]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	7,072	7,105
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	1,570	1,595
[4,5]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	3,800	3,852
[4]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	1,490	1,496
[4]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	8,960	9,050
[4]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	1,060	1,073
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	8,340	8,515
[4,5]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	1,850	1,840
[4,5]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	7,430	7,406
[4,5,7]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	6.187%	1/15/28	9,020	9,048
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	3,140	3,149
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	3,960	4,013
[4,5,7]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	6.093%	2/3/53	319	319
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	302	307
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	318	322
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	870	882
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	673	683
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	940	950

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	741	753
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	1,130	1,141
[4,5]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	71	70
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	70	70
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	2,500	2,502
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	2,730	2,740
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	4,740	4,785
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	1,610	1,632
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-1	5.250%	4/17/28	9,000	9,070
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	8,380	8,523
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	5,240	5,328
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/28	2,030	2,055
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	15,755	15,702
[4,5]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,400	4,384
[4,5]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	6,330	6,444
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	7,210	7,272
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/27	5,070	5,159
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/28	2,220	2,225
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	3,000	3,038
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	1,970	2,017
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/29	12,420	12,445
[4,5]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	2,900	2,929
[4,5]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	1,533	1,539
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	3,440	3,510
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/29	4,090	4,148
[4,5]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	3,290	3,296
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	5,590	5,651
[4]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	7,670	7,613
[4]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	17,750	17,645
[4,5]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	6,020	6,053
[4,5]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	11,610	11,722
[4,5]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	4,390	4,436
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	1,410	1,425
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	1,460	1,487
[4,5]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	3,710	3,769
[4,5]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	6,690	6,787
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	14,500	14,192
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	3,140	3,156
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	4,500	4,555
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	7,220	7,300
[4,5]	Toyota Lease Owner Trust Class A2A Series 2023-B	5.730%	4/20/26	5,713	5,735
[4,5]	Toyota Lease Owner Trust Class A3 Series 2023-A	4.930%	4/20/26	17,080	17,092
[4,5]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	5,130	5,196
[4,5]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	3,360	3,407
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	930	946
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/29	5,130	5,130
[4,5,7]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	6.096%	12/26/28	9,010	9,029
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	835	848
[4,5]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	9,860	9,986
[4]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,789
[4]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	3,000	3,033
[4]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	13,080	13,178
[4]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/29	1,940	1,967
[4]	Verizon Master Trust Class C Series 2021-2	1.380%	4/20/28	2,290	2,285
[4]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	3,870	3,903
[4]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/29	1,220	1,237
[4]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	13,200	13,355
[4]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	7,370	7,496
[4]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	3,658	3,666
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/28	3,950	3,947
[4,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	82	82
[4]	World Omni Auto Receivables Trust Class A2A Series 2023-D	5.910%	2/16/27	5,166	5,190
[4]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	800	802
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	9,060	9,080
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	4,760	4,852
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	2,850	2,868
[4]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/30	4,220	4,281
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,165,291)					1,178,834

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (65.8%)
Communications (3.1%)
	AT&T Inc.	1.700%	3/25/26	27,206	26,213
	AT&T Inc.	2.950%	7/15/26	1,715	1,680
	AT&T Inc.	2.300%	6/1/27	2,485	2,373
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	10,314	10,299
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	5,230	5,377
	Discovery Communications LLC	3.450%	3/15/25	1,300	1,288
	Expedia Group Inc.	5.000%	2/15/26	8,742	8,791
	Fox Corp.	3.050%	4/7/25	9,020	8,932
[5]	Netflix Inc.	3.625%	6/15/25	17,485	17,352
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	570	564
	Rogers Communications Inc.	2.950%	3/15/25	200	198
	Rogers Communications Inc.	3.625%	12/15/25	7,308	7,226
	Rogers Communications Inc.	2.900%	11/15/26	2,392	2,325
	Sprint LLC	7.625%	2/15/25	10,000	10,042
	Sprint LLC	7.625%	3/1/26	1,460	1,507
	Take-Two Interactive Software Inc.	3.550%	4/14/25	300	298
	Take-Two Interactive Software Inc.	5.000%	3/28/26	862	870
	T-Mobile USA Inc.	3.500%	4/15/25	7,944	7,883
	T-Mobile USA Inc.	2.250%	2/15/26	7,565	7,355
	T-Mobile USA Inc.	3.750%	4/15/27	500	494
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,510	1,455
	Warnermedia Holdings Inc.	3.638%	3/15/25	20,560	20,410
	Warnermedia Holdings Inc.	3.788%	3/15/25	689	685
					143,617
Consumer Discretionary (6.6%)
	American Honda Finance Corp.	4.950%	1/9/26	4,020	4,057
[7]	American Honda Finance Corp., SOFR + 0.500%	5.868%	1/12/26	30,000	29,994
[7]	American Honda Finance Corp., SOFR + 0.710%	6.078%	7/9/27	12,740	12,726
	AutoZone Inc.	3.250%	4/15/25	6,850	6,789
	AutoZone Inc.	3.750%	6/1/27	1,155	1,142
[5,7]	BMW U.S. Capital LLC, SOFR + 0.800%	6.166%	8/13/26	15,325	15,380
[5]	BMW US Capital LLC	5.050%	4/2/26	22,500	22,785
	eBay Inc.	1.400%	5/10/26	1,085	1,038
[5]	ERAC USA Finance LLC	3.800%	11/1/25	7,312	7,262
	Ford Motor Credit Co. LLC	5.125%	6/16/25	8,820	8,811
	Ford Motor Credit Co. LLC	4.134%	8/4/25	3,142	3,112
	Ford Motor Credit Co. LLC	3.375%	11/13/25	10,750	10,543
	Ford Motor Credit Co. LLC	4.389%	1/8/26	886	879
	Ford Motor Credit Co. LLC	4.542%	8/1/26	500	496
	General Motors Co.	6.125%	10/1/25	5,910	5,967
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,040	1,031
	General Motors Financial Co. Inc.	3.800%	4/7/25	4,760	4,728
	General Motors Financial Co. Inc.	6.050%	10/10/25	995	1,007
	General Motors Financial Co. Inc.	5.400%	4/6/26	14,550	14,733
	General Motors Financial Co. Inc.	1.500%	6/10/26	2,845	2,707
[7]	Home Depot Inc., SOFR + 0.330%	5.698%	12/24/25	6,615	6,620
	Marriott International Inc.	3.750%	10/1/25	3,634	3,607
[5]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	10,195	10,263
[5]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	11,000	11,082
[5]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	3,356	3,228
[5,7]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	5.996%	7/31/26	26,000	26,028
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,600	1,583
	Ross Stores Inc.	0.875%	4/15/26	12,178	11,563
	Tapestry Inc.	7.050%	11/27/25	2,515	2,566
[9]	Toyota Finance Australia Ltd.	2.930%	3/21/25	4,010	2,749
[9]	Toyota Finance Australia Ltd.	4.450%	4/6/26	3,390	2,341
[7,9]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	5.462%	4/6/26	5,350	3,711
	Toyota Motor Credit Corp.	3.200%	1/11/27	1,500	1,476
[7]	Toyota Motor Credit Corp., SOFR + 0.770%	6.135%	8/7/26	7,660	7,702
[5]	Volkswagen Group of America Finance LLC	3.950%	6/6/25	340	337
[5]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	8,691	8,784
[5]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	7,880	7,587
[5]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	23,945	24,208
[5,7]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	6.425%	8/14/26	9,390	9,414
					300,036

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Staples (2.7%)
	Altria Group Inc.	2.350%	5/6/25	1,000	984
	Altria Group Inc.	4.400%	2/14/26	9,700	9,692
	Altria Group Inc.	2.625%	9/16/26	11,730	11,374
	BAT Capital Corp.	3.215%	9/6/26	7,875	7,708
[5]	BAT International Finance plc	3.950%	6/15/25	1,300	1,291
	BAT International Finance plc	1.668%	3/25/26	5,550	5,332
	Campbell Soup Co.	3.950%	3/15/25	1,939	1,930
	Campbell Soup Co.	5.300%	3/20/26	5,442	5,521
	Conagra Brands Inc.	4.600%	11/1/25	175	175
	Constellation Brands Inc.	4.750%	11/15/24	2,300	2,298
	Constellation Brands Inc.	4.400%	11/15/25	677	676
	Constellation Brands Inc.	3.500%	5/9/27	1,181	1,160
	Dollar General Corp.	4.150%	11/1/25	23,264	23,121
	Haleon UK Capital plc	3.125%	3/24/25	8,690	8,615
	Haleon US Capital LLC	3.375%	3/24/27	710	697
	Kraft Heinz Foods Co.	3.000%	6/1/26	633	620
	Kroger Co.	4.700%	8/15/26	2,935	2,956
	McCormick & Co. Inc.	0.900%	2/15/26	1,730	1,653
[5]	Mondelez International Holdings Netherlands BV	4.250%	9/15/25	890	887
	Philip Morris International Inc.	5.000%	11/17/25	3,160	3,184
	Philip Morris International Inc.	2.750%	2/25/26	13,116	12,862
	Philip Morris International Inc.	0.875%	5/1/26	5,288	5,027
	Philip Morris International Inc.	4.750%	2/12/27	3,025	3,073
	Reynolds American Inc.	4.450%	6/12/25	8,381	8,352
	Tyson Foods Inc.	3.550%	6/2/27	4,000	3,925
					123,113
Energy (3.2%)
	Boardwalk Pipelines LP	5.950%	6/1/26	1,310	1,334
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,076	5,943
	Enbridge Energy Partners LP	5.875%	10/15/25	7,699	7,768
	Energy Transfer LP	4.050%	3/15/25	835	831
	Energy Transfer LP	2.900%	5/15/25	7,174	7,085
	Energy Transfer LP	4.750%	1/15/26	7,285	7,295
	Energy Transfer LP	3.900%	7/15/26	6,700	6,641
[5]	EQT Corp.	3.125%	5/15/26	1,122	1,095
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	4,906	4,695
	Marathon Petroleum Corp.	4.700%	5/1/25	22,597	22,566
	MPLX LP	4.000%	2/15/25	776	772
	MPLX LP	4.875%	6/1/25	5,973	5,970
	MPLX LP	1.750%	3/1/26	652	628
	MPLX LP	4.125%	3/1/27	1,000	995
	Occidental Petroleum Corp.	5.875%	9/1/25	5,221	5,250
	Occidental Petroleum Corp.	5.500%	12/1/25	12,326	12,396
	Occidental Petroleum Corp.	5.550%	3/15/26	1,400	1,417
	Occidental Petroleum Corp.	5.000%	8/1/27	2,565	2,600
	ONEOK Inc.	2.200%	9/15/25	11,245	10,988
	Ovintiv Inc.	5.650%	5/15/25	8,085	8,114
	Ovintiv Inc.	5.375%	1/1/26	379	382
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	440	439
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	11,580	11,568
	TransCanada PipeLines Ltd.	4.875%	1/15/26	550	552
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	8,877	9,181
	Western Midstream Operating LP	3.100%	2/1/25	6,479	6,429
	Western Midstream Operating LP	3.950%	6/1/25	450	447
	Williams Cos. Inc.	3.900%	1/15/25	4,160	4,144
	Williams Cos. Inc.	4.000%	9/15/25	650	646
	Williams Cos. Inc.	5.400%	3/2/26	500	507
					148,678
Financials (30.7%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	6,407	6,393
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	13,500	13,011
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,500	2,495
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	8,926	8,575
	Affiliated Managers Group Inc.	3.500%	8/1/25	24,706	24,469
	Air Lease Corp.	2.300%	2/1/25	976	966
	Air Lease Corp.	3.250%	3/1/25	103	102
	Air Lease Corp.	2.875%	1/15/26	8,198	8,029
	Air Lease Corp.	5.300%	6/25/26	9,000	9,150

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allstate Corp.	0.750%	12/15/25	2,350	2,253
	Allstate Corp.	3.280%	12/15/26	5,970	5,868
	American Express Co.	4.900%	2/13/26	683	689
	American Express Co.	4.990%	5/1/26	10,091	10,100
	American Express Co.	6.338%	10/30/26	6,083	6,204
	American Express Co.	5.645%	4/23/27	11,000	11,217
[7]	American Express Co., SOFR + 0.930%	6.297%	7/26/28	19,200	19,290
	Ameriprise Financial Inc.	3.000%	4/2/25	300	298
[5]	Athene Global Funding	5.684%	2/23/26	13,170	13,361
[5]	Athene Global Funding	5.620%	5/8/26	29,830	30,297
[5,7]	Athene Global Funding, SOFR + 1.030%	6.397%	8/27/26	7,850	7,855
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	41,960	42,500
	Banco Santander SA	3.496%	3/24/25	1,350	1,341
	Banco Santander SA	2.746%	5/28/25	2,800	2,762
	Banco Santander SA	5.147%	8/18/25	800	802
	Banco Santander SA	1.849%	3/25/26	4,815	4,629
[7]	Banco Santander SA, SOFR + 1.120%	6.488%	7/15/28	10,200	10,208
	Bank of America Corp.	3.950%	4/21/25	5,870	5,840
	Bank of America Corp.	3.366%	1/23/26	5,000	4,972
	Bank of America Corp.	2.015%	2/13/26	8,900	8,799
	Bank of America Corp.	3.384%	4/2/26	4,050	4,018
	Bank of America Corp.	1.319%	6/19/26	13,869	13,527
	Bank of America Corp.	4.827%	7/22/26	3,365	3,368
	Bank of America Corp.	1.197%	10/24/26	2,548	2,461
	Bank of America Corp.	5.080%	1/20/27	657	663
	Bank of America Corp.	3.559%	4/23/27	410	405
	Bank of America Corp.	1.734%	7/22/27	11,094	10,592
	Bank of Montreal	5.920%	9/25/25	23,156	23,508
	Bank of Montreal	5.266%	12/11/26	9,345	9,566
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,000	981
	Bank of New York Mellon Corp.	5.148%	5/22/26	5,845	5,867
	Bank of New York Mellon Corp.	4.414%	7/24/26	6,764	6,752
	Bank of New York Mellon Corp.	4.947%	4/26/27	5,778	5,833
[7]	Bank of New York Mellon Corp., SOFR + 0.830%	6.197%	7/21/28	22,500	22,521
	Bank of Nova Scotia	5.450%	6/12/25	37,250	37,472
	Bank of Nova Scotia	4.750%	2/2/26	2,374	2,389
	Bank of Nova Scotia	1.050%	3/2/26	1,914	1,833
[5]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	31,008	31,855
	Barclays plc	3.650%	3/16/25	1,575	1,566
[5]	BPCE SA	5.100%	1/26/26	12,500	12,540
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	2,250	2,234
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	19,090	19,132
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	5,025	5,151
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	1,495	1,536
[7]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.854%	9/11/27	13,140	13,158
	Cboe Global Markets Inc.	3.650%	1/12/27	10,619	10,502
	Charles Schwab Corp.	3.450%	2/13/26	3,911	3,867
	Charles Schwab Corp.	0.900%	3/11/26	361	344
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,861
	Citibank NA	5.438%	4/30/26	12,317	12,561
	Citibank NA	4.929%	8/6/26	5,000	5,074
[7]	Citibank NA, SOFR + 0.708%	6.074%	8/6/26	15,270	15,301
	Citigroup Inc.	3.700%	1/12/26	4,280	4,252
	Citigroup Inc.	2.014%	1/25/26	2,550	2,524
	Citigroup Inc.	3.290%	3/17/26	1,500	1,488
	Citigroup Inc.	3.200%	10/21/26	2,500	2,448
	Citigroup Inc.	1.122%	1/28/27	1,482	1,418
	Cooperatieve Rabobank UA	4.850%	1/9/26	11,147	11,243
[7]	Cooperatieve Rabobank UA, SOFR + 0.620%	5.986%	8/28/26	6,530	6,539
[5]	Corebridge Global Funding	5.350%	6/24/26	12,870	13,106
[5]	Corebridge Global Funding	5.750%	7/2/26	6,210	6,368
[5]	Danske Bank A/S	6.259%	9/22/26	20,030	20,340
	Equifax Inc.	2.600%	12/15/25	6,431	6,291
	Fidelity National Information Services Inc.	1.150%	3/1/26	3,577	3,420
	Fiserv Inc.	3.200%	7/1/26	500	491
	Franklin Resources Inc.	2.850%	3/30/25	480	475
[5]	GA Global Funding Trust	3.850%	4/11/25	1,080	1,073
	GATX Corp.	3.250%	9/15/26	500	489
	Global Payments Inc.	2.650%	2/15/25	5,713	5,657
	Global Payments Inc.	1.200%	3/1/26	200	191

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	4.800%	4/1/26	2,184	2,188
	Goldman Sachs Bank USA	5.283%	3/18/27	24,870	25,194
	Goldman Sachs Bank USA	5.414%	5/21/27	5,000	5,081
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,235	23,444
	HSBC Holdings plc	2.999%	3/10/26	2,420	2,397
	HSBC Holdings plc	1.645%	4/18/26	12,790	12,554
	HSBC Holdings plc	2.099%	6/4/26	14,965	14,678
	HSBC Holdings plc	4.292%	9/12/26	12,435	12,382
	HSBC Holdings plc	5.887%	8/14/27	649	667
	HSBC Holdings plc	5.597%	5/17/28	5,660	5,813
	HSBC USA Inc.	5.625%	3/17/25	1,690	1,695
	HSBC USA Inc.	5.294%	3/4/27	2,500	2,562
	Huntington Bancshares Inc.	4.000%	5/15/25	3,905	3,880
	Huntington National Bank	5.699%	11/18/25	5,062	5,062
	ING Groep NV	6.083%	9/11/27	1,500	1,547
	Intercontinental Exchange Inc.	3.650%	5/23/25	22,000	21,847
	Intercontinental Exchange Inc.	3.750%	12/1/25	508	505
	Invesco Finance plc	3.750%	1/15/26	10,047	9,967
	JPMorgan Chase & Co.	2.595%	2/24/26	4,154	4,113
	JPMorgan Chase & Co.	2.005%	3/13/26	7,465	7,363
	JPMorgan Chase & Co.	3.300%	4/1/26	1,000	988
	JPMorgan Chase & Co.	4.080%	4/26/26	12,035	11,977
	JPMorgan Chase & Co.	3.200%	6/15/26	354	349
	JPMorgan Chase & Co.	1.045%	11/19/26	1,565	1,504
	JPMorgan Chase & Co.	3.960%	1/29/27	1,000	994
	JPMorgan Chase & Co.	1.040%	2/4/27	2,695	2,576
[7]	JPMorgan Chase & Co., SOFR + 0.930%	6.297%	7/22/28	9,000	9,030
	Lloyds Banking Group plc	4.450%	5/8/25	10,000	9,967
	Lloyds Banking Group plc	2.438%	2/5/26	1,000	991
	Lloyds Banking Group plc	3.511%	3/18/26	5,095	5,060
	Lloyds Banking Group plc	4.716%	8/11/26	5,060	5,054
[5]	LSEGA Financing plc	1.375%	4/6/26	1,000	958
[7,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.268%	5/28/30	1,270	888
[5]	Macquarie Group Ltd.	6.207%	11/22/24	11,618	11,633
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	930	922
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,109	1,108
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	4,405	4,357
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,990	1,981
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	7,240	7,258
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	5,785	5,751
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	4,060	4,073
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	5,000	4,739
	Mizuho Financial Group Inc.	2.226%	5/25/26	3,088	3,036
	Morgan Stanley	2.188%	4/28/26	8,698	8,563
	Morgan Stanley	3.125%	7/27/26	3,431	3,370
	Morgan Stanley	6.138%	10/16/26	4,000	4,064
	Morgan Stanley	0.985%	12/10/26	10,169	9,743
	Morgan Stanley	5.050%	1/28/27	1,039	1,049
	Morgan Stanley	1.593%	5/4/27	5,220	4,996
	Morgan Stanley	1.512%	7/20/27	1,980	1,883
	Morgan Stanley Bank NA	4.754%	4/21/26	4,205	4,244
	Morgan Stanley Bank NA	5.504%	5/26/28	4,470	4,610
[7]	Morgan Stanley Bank NA, SOFR + 0.940%	6.305%	7/14/28	12,235	12,260
	Nasdaq Inc.	5.650%	6/28/25	12,456	12,538
	National Bank of Canada	5.250%	1/17/25	6,460	6,463
	National Bank of Canada	5.600%	7/2/27	4,220	4,306
[5]	National Securities Clearing Corp.	5.150%	6/26/26	1,960	1,993
[5]	Nationwide Building Society	1.000%	8/28/25	8,000	7,755
	NatWest Group plc	4.800%	4/5/26	1,000	1,005
[5]	NatWest Markets plc	5.416%	5/17/27	2,850	2,925
	Nomura Holdings Inc.	2.648%	1/16/25	1,610	1,598
	Nomura Holdings Inc.	1.653%	7/14/26	8,100	7,704
	Nomura Holdings Inc.	2.329%	1/22/27	4,500	4,282
[5]	Nuveen Finance LLC	4.125%	11/1/24	7,265	7,254
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	9,923	9,861
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	3,966	3,820
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	6,064	6,176
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	858	819
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	1,710	1,743
	PNC Bank NA	2.950%	2/23/25	625	620

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Bank NA	3.250%	6/1/25	3,354	3,322
	PNC Financial Services Group Inc.	5.812%	6/12/26	10,063	10,128
	PNC Financial Services Group Inc.	5.102%	7/23/27	12,796	12,979
	PNC Financial Services Group Inc.	6.615%	10/20/27	24,000	25,082
	Progressive Corp.	2.500%	3/15/27	2,000	1,929
	Royal Bank of Canada	4.650%	1/27/26	8,000	8,017
	Royal Bank of Canada	5.200%	7/20/26	15,703	16,036
[7]	Royal Bank of Canada, SOFR + 0.790%	6.158%	7/23/27	26,760	26,805
	State Street Corp.	2.354%	11/1/25	6,687	6,670
	State Street Corp.	2.901%	3/30/26	1,058	1,047
	State Street Corp.	5.104%	5/18/26	30,830	30,914
	State Street Corp.	5.751%	11/4/26	500	507
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	13,921	13,602
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	1,185	1,135
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	2,949	2,990
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	10,000	9,930
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	1,975	2,029
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,495	1,417
[5,7]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.913%	9/10/27	13,140	13,216
[5]	Swedbank AB	5.472%	6/15/26	2,831	2,893
	Toronto-Dominion Bank	1.200%	6/3/26	6,430	6,130
	Toronto-Dominion Bank	5.532%	7/17/26	2,714	2,783
	Truist Financial Corp.	3.700%	6/5/25	12,247	12,153
	Truist Financial Corp.	1.200%	8/5/25	220	214
	UBS AG	2.950%	4/9/25	3,920	3,881
	UBS AG	5.800%	9/11/25	19,224	19,490
	UBS AG	1.250%	8/7/26	5,126	4,866
[5]	UBS Group AG	4.125%	9/24/25	4,000	3,989
[5]	UBS Group AG	4.125%	4/15/26	3,380	3,363
	UBS Group AG	4.550%	4/17/26	3,500	3,509
[5]	UBS Group AG	5.711%	1/12/27	3,478	3,524
[5]	UBS Group AG	1.305%	2/2/27	15,560	14,874
	US Bancorp	3.950%	11/17/25	15,000	14,957
	US Bancorp	2.375%	7/22/26	2,257	2,196
	US Bancorp	5.727%	10/21/26	31,006	31,394
	US Bancorp	6.787%	10/26/27	5,090	5,345
	Verisk Analytics Inc.	4.000%	6/15/25	1,122	1,114
	Voya Financial Inc.	3.650%	6/15/26	1,240	1,225
	Wells Fargo & Co.	2.164%	2/11/26	8,452	8,361
	Wells Fargo & Co.	3.000%	4/22/26	1,000	982
	Wells Fargo & Co.	3.908%	4/25/26	3,000	2,981
	Wells Fargo & Co.	2.188%	4/30/26	10,960	10,783
	Wells Fargo & Co.	4.540%	8/15/26	16,992	16,965
	Wells Fargo & Co.	3.000%	10/23/26	5,048	4,933
	Wells Fargo Bank NA	4.811%	1/15/26	1,500	1,511
					1,405,674
Health Care (3.2%)
	AbbVie Inc.	4.800%	3/15/27	23,465	23,918
	Amgen Inc.	3.125%	5/1/25	190	188
	Cigna Group	1.250%	3/15/26	2,000	1,914
	CVS Health Corp.	3.875%	7/20/25	9,711	9,642
	CVS Health Corp.	5.000%	2/20/26	3,000	3,020
	CVS Health Corp.	2.875%	6/1/26	21,294	20,793
	Elevance Health Inc.	5.350%	10/15/25	650	655
	Elevance Health Inc.	4.900%	2/8/26	583	583
	Elevance Health Inc.	1.500%	3/15/26	364	350
	GE HealthCare Technologies Inc.	5.600%	11/15/25	25,232	25,504
	HCA Inc.	5.375%	2/1/25	18,485	18,491
	HCA Inc.	3.125%	3/15/27	1,000	972
	Humana Inc.	3.850%	10/1/24	4,290	4,290
	Pfizer Inc.	2.750%	6/3/26	190	186
	Quest Diagnostics Inc.	3.500%	3/30/25	15,485	15,367
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	3,748	3,690
	Stryker Corp.	3.375%	11/1/25	608	602
[7]	UnitedHealth Group Inc., SOFR + 0.500%	5.862%	7/15/26	10,240	10,266
	Zoetis Inc.	4.500%	11/13/25	2,250	2,252
	Zoetis Inc.	5.400%	11/14/25	1,695	1,711
					144,394

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (3.6%)
[5]	BAE Systems Holdings Inc.	3.800%	10/7/24	4,143	4,142
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	3,000	2,970
	Boeing Co.	4.875%	5/1/25	15,524	15,471
	Boeing Co.	2.750%	2/1/26	1,310	1,272
	Boeing Co.	2.196%	2/4/26	1,470	1,416
[5]	Boeing Co.	6.259%	5/1/27	1,820	1,880
[9]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	7,500	5,158
	Carrier Global Corp.	2.242%	2/15/25	1,388	1,374
	CNH Industrial Capital LLC	5.450%	10/14/25	2,820	2,845
[5]	Daimler Truck Finance North America LLC	3.500%	4/7/25	334	332
[5]	Daimler Truck Finance North America LLC	5.600%	8/8/25	8,995	9,073
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	3,848	3,884
[5]	Daimler Truck Finance North America LLC	5.000%	1/15/27	5,075	5,150
	Delta Air Lines Inc.	7.375%	1/15/26	16,860	17,345
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,643	6,559
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	9,140	9,080
	Ingersoll Rand Inc.	5.197%	6/15/27	10,910	11,183
	Johnson Controls International plc	3.900%	2/14/26	1,940	1,926
	L3Harris Technologies Inc.	3.832%	4/27/25	279	277
	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	8,360	5,723
	Northrop Grumman Corp.	3.200%	2/1/27	5,320	5,213
	Otis Worldwide Corp.	2.056%	4/5/25	381	376
[9]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,320	911
	Parker-Hannifin Corp.	3.250%	3/1/27	500	489
	Republic Services Inc.	0.875%	11/15/25	10,718	10,309
	RTX Corp.	3.950%	8/16/25	570	567
	RTX Corp.	2.650%	11/1/26	3,030	2,942
	Ryder System Inc.	4.625%	6/1/25	9,731	9,711
	Ryder System Inc.	3.350%	9/1/25	3,899	3,856
	Ryder System Inc.	2.900%	12/1/26	2,000	1,941
	Southwest Airlines Co.	5.250%	5/4/25	23,119	23,138
[7,9]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	6.453%	7/14/26	780	544
					167,057
Materials (1.9%)
	CEMEX Materials LLC	7.700%	7/21/25	2,910	2,971
	DuPont de Nemours Inc.	4.493%	11/15/25	12,048	12,023
	Eastman Chemical Co.	3.800%	3/15/25	302	300
	Ecolab Inc.	2.700%	11/1/26	11,250	10,964
	Freeport-McMoRan Inc.	4.550%	11/14/24	4,935	4,926
[5]	Georgia-Pacific LLC	1.750%	9/30/25	2,610	2,545
[5]	Georgia-Pacific LLC	0.950%	5/15/26	2,642	2,512
[5]	Glencore Funding LLC	4.000%	4/16/25	4,546	4,523
[5]	Glencore Funding LLC	1.625%	9/1/25	6,265	6,101
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	8,920	9,033
	Nutrien Ltd.	5.950%	11/7/25	23,268	23,633
	Nutrien Ltd.	4.000%	12/15/26	2,659	2,640
	Southern Copper Corp.	3.875%	4/23/25	2,549	2,529
					84,700
Real Estate (4.2%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	1,000	997
	American Tower Corp.	2.950%	1/15/25	8,758	8,697
	American Tower Corp.	2.400%	3/15/25	400	395
	American Tower Corp.	4.000%	6/1/25	16,593	16,500
	American Tower Corp.	1.300%	9/15/25	4,821	4,673
	AvalonBay Communities Inc.	2.950%	5/11/26	200	196
	AvalonBay Communities Inc.	2.900%	10/15/26	3,720	3,631
	Boston Properties LP	3.650%	2/1/26	6,036	5,948
	Brixmor Operating Partnership LP	3.850%	2/1/25	6,010	5,977
	Brixmor Operating Partnership LP	4.125%	6/15/26	8,200	8,152
	Crown Castle Inc.	4.450%	2/15/26	3,522	3,521
	Crown Castle Inc.	3.700%	6/15/26	2,760	2,727
	CubeSmart LP	4.000%	11/15/25	665	660
	CubeSmart LP	3.125%	9/1/26	15,653	15,278
	Equinix Inc.	1.250%	7/15/25	1,151	1,119
	Equinix Inc.	1.000%	9/15/25	750	724
	ERP Operating LP	3.375%	6/1/25	19,420	19,229
	Essex Portfolio LP	3.500%	4/1/25	11,460	11,373
	Essex Portfolio LP	3.375%	4/15/26	240	236

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	3.500%	7/1/26	3,764	3,716
	Healthpeak OP LLC	3.400%	2/1/25	3,790	3,767
	Healthpeak OP LLC	4.000%	6/1/25	5,870	5,839
	Host Hotels & Resorts LP	4.500%	2/1/26	500	499
	Mid-America Apartments LP	4.000%	11/15/25	4,145	4,125
	NNN REIT Inc.	4.000%	11/15/25	17,033	16,922
	NNN REIT Inc.	3.600%	12/15/26	997	984
	Omega Healthcare Investors Inc.	4.500%	1/15/25	870	868
	Prologis LP	3.250%	6/30/26	268	264
	Public Storage Operating Co.	0.875%	2/15/26	2,990	2,860
	Realty Income Corp.	3.875%	4/15/25	3,271	3,254
	Realty Income Corp.	4.625%	11/1/25	6,570	6,588
	Realty Income Corp.	4.875%	6/1/26	3,000	3,025
	Realty Income Corp.	4.125%	10/15/26	845	844
	Simon Property Group LP	3.375%	10/1/24	8,273	8,273
	Simon Property Group LP	3.300%	1/15/26	1,620	1,601
	Ventas Realty LP	2.650%	1/15/25	3,585	3,555
	Ventas Realty LP	4.125%	1/15/26	1,400	1,394
	Welltower OP LLC	4.000%	6/1/25	11,738	11,669
	Welltower OP LLC	4.250%	4/1/26	425	425
					190,505
Technology (2.2%)
	Broadcom Inc.	3.625%	10/15/24	4,180	4,177
	Broadcom Inc.	3.150%	11/15/25	340	335
	Broadcom Inc.	5.050%	7/12/27	6,000	6,131
	Dell International LLC / EMC Corp.	4.900%	10/1/26	3,810	3,851
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	13,252	13,252
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	337	337
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	7,581	7,291
	HP Inc.	2.200%	6/17/25	26,394	25,909
	NXP BV / NXP Funding LLC	5.350%	3/1/26	2,922	2,952
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	11,509	11,415
	Oracle Corp.	2.500%	4/1/25	15,989	15,799
	Oracle Corp.	2.950%	5/15/25	1,250	1,236
	Oracle Corp.	5.800%	11/10/25	83	84
	Oracle Corp.	1.650%	3/25/26	300	289
	Oracle Corp.	2.650%	7/15/26	9,388	9,130
					102,188
Utilities (4.4%)
	Ameren Corp.	3.650%	2/15/26	5,530	5,472
	American Electric Power Co. Inc.	5.699%	8/15/25	10,000	10,083
	Appalachian Power Co.	3.400%	6/1/25	6,129	6,067
	Atmos Energy Corp.	3.000%	6/15/27	3,970	3,866
[9]	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	11,300	7,803
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,064	1,061
	Constellation Energy Generation LLC	3.250%	6/1/25	7,555	7,470
[9]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	4,850	3,328
	Dominion Energy Inc.	1.450%	4/15/26	500	479
	Duke Energy Corp.	0.900%	9/15/25	3,887	3,755
	Duke Energy Corp.	2.650%	9/1/26	21,183	20,610
[9]	Energy Partnership Gas Pty Ltd.	3.642%	12/11/24	7,020	4,840
	Entergy Corp.	2.950%	9/1/26	446	436
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	6,370	6,382
	Eversource Energy	0.800%	8/15/25	1,258	1,216
	Exelon Corp.	3.950%	6/15/25	1,118	1,112
	FirstEnergy Corp.	1.600%	1/15/26	5,850	5,625
	FirstEnergy Corp.	3.900%	7/15/27	5,000	4,945
	ITC Holdings Corp.	3.250%	6/30/26	1,882	1,847
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	4,370	4,416
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	14,460	14,606
	NiSource Inc.	0.950%	8/15/25	27,150	26,295
	PPL Capital Funding Inc.	3.100%	5/15/26	3,662	3,585
	Public Service Enterprise Group Inc.	0.800%	8/15/25	4,865	4,705
	San Diego Gas & Electric Co.	2.500%	5/15/26	6,026	5,887
	Sempra	5.400%	8/1/26	7,901	8,052
	Sempra	3.250%	6/15/27	1,240	1,207
	Sierra Pacific Power Co.	2.600%	5/1/26	2,713	2,646
	Southern California Edison Co.	4.400%	9/6/26	3,225	3,250
	Southern Co.	5.150%	10/6/25	15,535	15,646

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	4,230	2,922
	Virginia Electric and Power Co.	3.150%	1/15/26	2,060	2,036
	Virginia Electric and Power Co.	2.950%	11/15/26	560	548
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	3,540	3,587
	WEC Energy Group Inc.	5.000%	9/27/25	1,450	1,456
	WEC Energy Group Inc.	4.750%	1/9/26	2,793	2,805
	WEC Energy Group Inc.	5.600%	9/12/26	990	1,015
					201,061
Total Corporate Bonds (Cost $2,981,830)					3,011,023
Sovereign Bonds (1.7%)
[5]	CDP Financial Inc.	0.875%	6/10/25	27,500	26,862
	CDP Financial Inc.	0.875%	6/10/25	1,500	1,464
	Dominican Republic	6.875%	1/29/26	3,895	3,967
[5]	Ontario Teachers' Finance Trust	1.375%	4/15/25	7,004	6,887
	Republic of Chile	2.750%	1/31/27	2,605	2,516
	Republic of Guatemala	4.500%	5/3/26	580	572
	Republic of Guatemala	4.375%	6/5/27	2,218	2,165
	Republic of Paraguay	5.000%	4/15/26	4,550	4,565
	Republic of Peru	7.350%	7/21/25	993	1,012
	Socialist Republic of Vietnam	4.800%	11/19/24	8,110	8,093
	Sultanate of Oman	4.750%	6/15/26	4,879	4,867
	United Mexican States	4.125%	1/21/26	13,734	13,666
Total Sovereign Bonds (Cost $76,040)					76,636
				Shares
Temporary Cash Investments (3.7%)
Money Market Fund (0.4%)
[10]	Vanguard Market Liquidity Fund	5.014%		175,981	17,598
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (3.3%)
	United States Treasury Bill	3.934%–4.107%	9/4/25	158,000	152,274
Total Temporary Cash Investments (Cost $169,943)					169,872
Total Investments (99.2%) (Cost $4,493,594)					4,536,928
Other Assets and Liabilities—Net (0.8%)					38,500
Net Assets (100%)					4,575,428
Cost is in $000.
1	Securities with a value of $734,000 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $1,610,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $1,905,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $1,109,808,000, representing 24.3% of net assets.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
9	Face amount denominated in Australian dollars.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Vanguard® Ultra-Short Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	December 2024	(206)	(42,898)	93
5-Year U.S. Treasury Note	December 2024	(528)	(58,018)	(21)
				72

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	11/4/24	AUD	9,104	USD	6,154	143	—
Canadian Imperial Bank of Commerce	11/4/24	AUD	59	USD	40	—	—
Toronto-Dominion Bank	11/4/24	USD	46,236	AUD	68,542	—	(1,176)
UBS AG	11/4/24	USD	2,747	EUR	2,463	1	—
						144	(1,176)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/7/25	N/A	135,000	4.181[1]	(5.245)[2]	(18)	(18)
9/9/25	N/A	283,250	4.067[1]	(5.071)[2]	218	218
9/9/25	N/A	283,250	4.069[1]	(5.071)[2]	223	223
7/8/26	N/A	68,000	5.298[3]	(4.533)[4]	(1,050)	(1,050)
9/9/26	N/A	143,250	5.071[3]	(3.542)[4]	(58)	(58)
9/9/26	N/A	143,250	5.071[3]	(3.543)[4]	(61)	(61)
					(746)	(746)
1 Interest payment received/paid at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse

Vanguard® Ultra-Short Bond ETF
is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated.  In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Ultra-Short Bond ETF
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	100,563	—	100,563
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,178,834	—	1,178,834
Corporate Bonds	—	3,011,023	—	3,011,023
Sovereign Bonds	—	76,636	—	76,636
Temporary Cash Investments	17,598	152,274	—	169,872
Total	17,598	4,519,330	—	4,536,928
Derivative Financial Instruments
Assets
Futures Contracts[1]	93	—	—	93
Forward Currency Contracts	—	144	—	144
Swap Contracts	441[1]	—	—	441
Total	534	144	—	678
Liabilities
Futures Contracts[1]	(21)	—	—	(21)
Forward Currency Contracts	—	(1,176)	—	(1,176)
Swap Contracts	(1,187)[1]	—	—	(1,187)
Total	(1,208)	(1,176)	—	(2,384)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.